SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.SHARE-BASED COMPENSATION

2022 Performance Incentive Plan

In April 2022, the Company adopted 2022 Performance Incentive Plan (“2022 Plan”), which is conditional on and effective upon completion of IPO. The initial aggregate amount of ordinary shares that may be issued under the 2022 Plan is 1,748,667, provided that the shares reserved under the 2022 Plan shall automatically increase on the first trading day in January of each calendar year during the term of the 2022 Plan, commencing in January 2023, by an amount equal to (i) four percent (4%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by our board of directors.

On April 18, 2022, the Board granted 1,698,667 shares to the management team, employees, and the independent directors. Share options containing only service conditions granted to each grantee under 2022 Plan, which will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

On July 17, 2023, the Board granted 1,015,000 share options pursuant to Section 4.2 of the 2022 Plan adopted in April 2022, the maximum number of ordinary shares issuable under 2022 Plan (the “Share Limit”) shall automatically increase on the first trading day in each year during the term of the 2022 Plan, commencing from January 2023, by an amount equal to (i) four percent (4)% of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the Board. Pursuant to the foregoing, the Share Limit increased by 995,956 shares as of January 2023. In addition, as some share options previously granted to employees that have left the Company have been cancelled, the total number of ordinary shares available for future grants under 2022 Plan as of the date hereof is 1,152,615 shares. Share options containing only service conditions granted to each grantee under 2022 Plan will generally be exercisable upon the grantee rendering service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

On January 2, 2024 and August 29, 2024, the Board granted 1,275,000 share options pursuant to Section 4.2 of the 2022 Plan adopted in April 2022, the maximum number of ordinary shares issuable under 2022 Plan (the “Share Limit”) shall automatically increase on the first trading day in each year during the term of the 2022 Plan, commencing from January 2023, by an amount equal to (i) four percent (4)% of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the Board. Pursuant to the foregoing, the Share Limit increased by 1,165,977 shares as of January 2024. In addition, as some share options previously granted to employees that have left the Company have been cancelled, the total number of ordinary shares available for future grants under 2022 Plan (including both Share Incentive Plan (as defined under 2022 Plan) and 2022 Plan) as of the date hereof is 1,212,258 shares. The vesting conditions of the share options are the same as those of the previous grant.

On February 12, 2025, the Board granted 700,000 share options pursuant to Section 4.2 of the 2022 Plan adopted in April 2022, the maximum number of ordinary shares issuable under the 2022 Plan (the “Share Limit”) shall automatically increase on the first trading day in each year during the term of the 2022 Plan, commencing from January 2023, by an amount equal to (i) four percent (4)% of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the Board. Pursuant to the foregoing, the Share Limit increased by 1,273,061 shares as of January 2025. In addition, as some share options previously granted to employees that have left the Company have been cancelled, the total number of ordinary shares available for future grants under the 2022 Plan (including both Share Incentive Plan (as defined under the 2022 Plan) and the 2022 Plan) as of the date hereof is 1,310,319 shares. The vesting conditions of the share options are the same as those of the previous grant.” If the vesting condition is the same with the previous one.

On April 15 and June 10, 2025, the Board awarded 200,000 share options to eligible persons under the 2022 Plan, in light of his or her past, continuing, and future services and contributions to the Company merit. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

On October 7, 2025, the Board granted 250,000 share options, the Board awarded eligible persons option grants under the 2022 Plan, considering his or her past, continuing, and future services and contributions to the Company merit. As of December 31, 2025, the Company had 23,829 shares available for future grants.

Share options containing both service conditions and performance conditions granted to each grantee under the 2020 Share Incentive Plan (“2020 Plan”), and 2022 Plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the completion of business and operational goals, etc.).

The fair value of options was determined using the Binomial Option Pricing Model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free interest rate and the expected dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. As the Company did not have sufficient information on past employee exercise history, the exercise multiple was based on management’s estimation. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Government Notes with a maturity life equal to the remaining maturity life of the options as of the valuation date. The expected dividend yield is based on our expected dividend policy over the contractual life of the options.

The assumptions used to estimate the fair value of the share options on the date of grant are as follows:

	As of April 18,	As of July 17,	As of January 3,
	2022	2023	2024
Risk-free interest rate	2.85%	3.81%	3.91%
Expected volatility range	34.79%	39.55%	38.25%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—

	As of August 29,	As of September 1,	As of November 1,
	2024	2024	2024
Risk-free interest rate	3.87%	3.91%	4.37%
Expected volatility range	36.06%	36.02%	35.58%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

	As of February 12,	As of April 15,	As of June 10,
	2025	2025	2025
Risk-free interest rate	4.62%	4.35%	4.40%
Expected volatility range	33.94%	34.04%	33.49%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

	As of October 07,	As of October 28,
	2025	2025
Risk-free interest rate	4.14%	3.99%
Expected volatility range	33.24%	33.10%
Exercise multiple	2.80	2.80
Expected dividend yield	—	—

A summary of the Company’s share option activity under the plans for the years ended December 31, 2023, 2024 and 2025 is presented as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2023	3,576,403	$3.0508	$2.2782	8.43	$10,473
Granted	1,015,000	$14.4500	$5.8298	—	—
Exercised	(347,316)	$1.0070	$2.5695	—	—
Forfeited or expired	(42,000)	$6.0000	$2.0797	—	—
Outstanding as of December 31, 2023	4,202,087	$6.0304	$3.1048	8.20	$31,109
Granted	1,275,000	$49.4420	$19.6808	—	—
Exercised	(346,869)	$7.9775	$3.1139	—	—
Forfeited or expired	—	$—	$—	—	—
Outstanding as of December 31, 2024	5,130,218	$16.6162	$7.1954	7.17	$273,358
Granted	1,150,000	$62.6847	$24.2127	—	—
Exercised	(561,081)	$13.9818	$5.4451	—	—
Forfeited or expired	(259,261)	$5.0433	$2.4485	—	—
Outstanding as of December 31, 2025	5,459,876	$27.1428	$11.1722	7.25	$359,681
Vested and Expected to Vest Options as of December 31, 2025	5,021,286	$15.3838	$6.4514	6.19	$13,924
Exercisable Options as of December 31, 2025	2,286,217	$28.8146	$10.4306	7.48	$16,282

	Years ended December 31,
	2023	2024	2025
Research and development	$1,716	$3,775	$7,761
Selling, general and administrative	2,107	5,212	22,394
Total.	$3,823	$8,987	$30,155

As of December 31, 2025, total unrecognized employee share‑based compensation for the 2020 Plan and the 2022 Plan was $1,690 and $19,804, respectively, which may be adjusted for actual forfeitures occurring in the future and is expected to be recognized over weighted‑average periods of 1.6 years and 1.33 years, respectively.

Restricted Stock Units

On February 12, 2025, the Board of Directors approved the grant of restricted stock units (“RSUs”) under 2022 Plan. The awards were granted for retention and incentive purposes and are considered to be in the best interests of the Company and its shareholders. The eligible participant’s past, continued, and expected future services to the Company were determined by the Board to constitute adequate and reasonable consideration for the RSU grant in accordance with the provisions of the 2022 Plan.

The RSUs are subject to time-based, market-based, and performance-based vesting conditions. The vesting of such awards requires continued service through the applicable vesting dates and will occur only upon the achievement of specified share price milestones and operational performance targets, as defined in the grant documentation and approved by the Board. The Company recognizes compensation expense for these awards in accordance with the applicable guidance for equity-classified awards containing time-based service conditions and both market and non-market performance conditions.

The specified share price milestones fair value was determined using the Monte Carlo simulation with the assistance from an independent third-party appraiser. The model requires the input of highly subjective assumptions, including the expected volatility, the trigger closing price, the risk-free interest rate and the expected dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The risk-free rate for periods within the contractual life of the RSU is based on the market yield of U.S. Government Notes with a maturity life equal to the remaining maturity life of the RSU as of the valuation date. The expected dividend yield is based on our expected dividend policy over the contractual life of the RSU.

The assumptions used to estimate the fair value of the specified share price milestones RSU on the date of grant is as follows:

February 12,
2025
Risk-free interest rate	4.36%
Expected volatility range	32.35%
Expected dividend yield	—

During the years ended December 31, 2025, the Company granted 395,751 RSUs with an aggregate grant date fair value of $18,917, under the 2022 plan. During the years ended December 31, 2023, 2024 and 2025, the Company recognized nil, nil, and approximately $8,764, respectively, in expense for the RSUs. As of December 31, 2025, there was US$ 10,152 of total unrecognized compensation cost related to restricted stock units granted under the 2022 Plan. These costs are expected to be recognized over a weighted average period of 1.62 years. As of December 31, 2025, there were 23,829 shares available for future grants.

The following table summarizes the Company’s RSUs activity since January 1, 2025:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Recognition
	Shares	Fair Value per share	Period (Years)
Non-vested at January 1, 2025	—	$—	$—
Granted	395,751	47.80	—
Vested	(240,000)	36.28	—
Cancelled or forfeited	—	—	—
Non-vested at December 31, 2025	155,751	65.54	1.62

	Years ended December 31,
	2023	2024	2025
Research and development	$—	$—	$1,386
Selling, general and administrative	—	—	7,378
Total	$—	$—	$8,764

During the year ended December 31, 2025, the Company issued 240,000 Common Shares upon the vesting of RSUs, for which no proceeds were recorded. The aggregate intrinsic value of RSUs vested for the year ended December 31, 2025 was $ 20,237, calculated using the closing price of our ADS on the vesting date.